Trade and other receivables (Details Narrative) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 985,951	$ 1,032,522	$ 815,128
Allowance for expected credit loss		47,691	46,768
Current [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 125,668	$ 59,757	$ 26,485